As filed with the Securities and Exchange Commission on February 11, 2016
================================================================================

                                            1933 Act Registration No. 333-143964
                                             1940 Act Registration No. 811-21944

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
Pre-Effective Amendment No. __                                               [ ]
Post-Effective Amendment No. 123                                             [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
Amendment No. 126                                                            [X]

                      FIRST TRUST EXCHANGE-TRADED FUND II
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                      First Trust Exchange-Traded Fund II
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603


It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b)
[ ] on February 1, 2016 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      This Registration Statement relates to the First Trust BICK Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Indxx Global Agriculture ETF (formerly known as First Trust ISE Global Platinum Index Fund), First Trust Indxx Global Natural Resources ETF (formerly known as First Trust ISE Global Copper Index Fund), First Trust International IPO ETF, First Trust ISE Cloud Computing Index Fund, First Trust ISE Global Engineering and Construction Index Fund, First Trust ISE Global Wind Energy Index Fund, First Trust Nasdaq Cybersecurity ETF (formerly First Trust Nasdaq CEA Cybersecurity
ETF), First Trust Nasdaq Smartphone Index Fund (formerly First Trust Nasdaq CEA Smartphone Index Fund), First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust NASDAQ Global Auto Index Fund and First Trust STOXX(R) European Select Dividend Index Fund, each a series of the Registrant.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 11th day of February, 2016.

                                        FIRST TRUST EXCHANGE-TRADED FUND II

                                        By:   /s/ James M. Dykas
                                             -----------------------------------
                                             James M. Dykas, President and Chief
                                             Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                 TITLE                                DATE

                          President and Chief Executive        February 11, 2016
 /s/ James M. Dykas       Officer
-----------------------
     James M. Dykas

                          Treasurer, Chief Financial Officer   February 11, 2016
 /s/ Donald P. Swade      and Chief Accounting Officer
-----------------------
     Donald P. Swade

                                      )
James A. Bowen*               Trustee )
                                      )
                                      )
Richard E. Erickson*          Trustee )
                                      )
                                      )
Thomas R. Kadlec*             Trustee )
                                      )
                                      )
Robert F. Keith*              Trustee )                 BY: /s/ W. Scott Jardine
                                      )                    ---------------------
                                      )                        W. Scott Jardine
Niel B. Nielson *             Trustee )                        Attorney-In-Fact
                                      )                        February 11, 2016



* Original powers of attorney authorizing W. Scott Jardine, James M. Dykas, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, are filed herewith.


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                               INDEX TO EXHIBITS

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